As filed with the Securities and Exchange Commission on December 29, 2022

Securities Act File No. 333-249784

Investment Company Act File No. 811-23615

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

JOHCM FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 933-0712

Mary Lomansey

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 6, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until January 6, 2023, the effectiveness of Post-Effective Amendment No. 7 to the Registration Statement as it relates to Regnan Sustainable Water and Waste Fund which was filed pursuant to Rule 485(a) under the Securities Act on October 6, 2022 (the “Amendment”). Post-Effective Amendment No. 7 was initially scheduled to become effective on December 20, 2022 and was the subject of a previous delaying amendment, Post-Effective Amendment No. 8, filed pursuant to Rule 485(b) under the Securities Act on December 20, 2022.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Massachusetts on the 29th day of December, 2022.

JOHCM Funds Trust

By:	/s/ Jonathan Weitz
Name:	Jonathan Weitz
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jonathan Weitz Jonathan Weitz	President and Chief Executive Officer	December 29, 2022

/s/ Troy Sheets* Troy Sheets	Treasurer, Chief Financial Officer, and Principal Accounting Officer	December 29, 2022

/s/ Joseph P. Gennaco* Joseph P. Gennaco	Trustee	December 29, 2022

/s/ Barbara A. McCann* Barbara A. McCann	Trustee	December 29, 2022

/s/ Kevin J. McKenna* Kevin J. McKenna	Trustee	December 29, 2022

/s/ Beth K. Werths* Beth K. Werths	Trustee	December 29, 2022

/s/ Nicholas Good* Nicholas Good	Trustee	December 29, 2022

*By:	/s/ Jonathan Weitz
Jonathan Weitz, as Attorney-in-Fact

Date: December 29, 2022